The Company	6 Months Ended
Jun. 30, 2022
Text block1 [abstract]
The Company
Note 1. The Company
Cellectis S.A. (hereinafter “Cellectis” or “we”) is a limited liability company (“société anonyme”) registered and domiciled in Paris, France.
We are a clinical stage biotechnological company, employing our core proprietary technologies to develop products based on gene-editing with a portfolio of allogeneic Chimeric Antigen Receptor
T-cells
(“UCART”) product candidates in the field of immuno-oncology and gene-edited hematopoietic stem cells (“HSC”) product candidates in other therapeutic indications.
Our UCART product candidates, based on gene-edited
T-cells
that express Chimeric Antigen Receptors (“CARs”), seek to harness the power of the immune system to target and eradicate cancers. We believe that
CAR-based
immunotherapy is one of the most promising areas of cancer research, representing a new paradigm for cancer treatment. We are designing next-generation immunotherapies that are based on gene-edited CAR
T-cells.
Our gene-editing technologies allow us to create allogeneic CAR
T-cells,
meaning they are derived from healthy donors rather than the patients themselves. We believe that the allogeneic production of CAR
T-cells
will allow us to develop cost-effective,
“off-the-shelf”
products and are capable of being stored and distributed worldwide. Our gene-editing expertise also enables us to develop product candidates that feature additional safety and efficacy attributes, including control properties designed to prevent them from attacking healthy tissues, to enable them to tolerate standard oncology treatments, and to equip them to resist mechanisms that inhibit immune-system activity.
Together with our focus on immuno-oncology, we are using, through our HEAL platform, our gene-editing technologies to develop HSC product candidates in genetic diseases.
As of June 30, 2022, Cellectis S.A. also owns 51.3% of the outstanding shares of common stock of Calyxt, Inc., our plant-based synthetic biology subsidiary that leverages its proprietary PlantSpring technology platform to engineer plant metabolism to produce innovative, high-value, and sustainable materials and products for use in helping customers meet their sustainability targets and financial goals. Calyxt’s primary focus and commercialization strategy is on engineering synthetic biology solutions through its PlantSpring platform for manufacture using its proprietary and differentiated BioFactory production system.
Cellectis S.A., Cellectis, Inc., Cellectis Biologics Inc. and Calyxt, Inc. (or “Calyxt”) are sometimes referred to as a consolidated group of companies as the “Group.”
COVID-19
Update
While implementing health and safety measures in response to the
COVID-19
pandemic, we continued to advance our proprietary allogeneic CAR
T-cell
programs during the six months ended June 30, 2022.
Although the
COVID-19
pandemic has slowed the enrollment of new patients, Cellectis continued to enroll patients in its
AMELI-01,
BALLI-01
and
MELANI-01
clinical trials during the six months ended June 30, 2022.
Despite the increasing availability of
COVID-19
vaccines, the
COVID-19
pandemic and government actions to contain it continue to result in significant disruptions to various public and commercial activities. With respect to clinical trials for both our proprietary allogeneic CAR
T-cell
programs and programs conducted by commercial partners, enrollment of new patients and the ability to conduct patient follow-up
is expected to continue to be impacted by the
COVID-19
pandemic. The exact timing of delays and overall impact of the
COVID-19
pandemic to our business, preclinical studies, clinical trials and manufacturing activities is currently unknown, and we are monitoring the pandemic as it continues to evolve.
At Calyxt, during the first six months of 2022, the
COVID-19
pandemic did not have a material impact on operations. However, a resurgence of the
COVID-19
pandemic, governmental response measures, and resulting disruptions could adversely affect Calyxt’s operations and results.
The overall impact to Cellectis’ and Calyxt’s businesses will be dependent on future developments, which are highly uncertain and difficult to predict.